T. ROWE PRICE International Value Equity Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.6%
Common Stocks 4.6%
BHP Group  2,370,462 64,868
BHP Group (GBP)  3,434,682 94,975
Downer EDI  17,029,552 66,299
Incitec Pivot  9,702,138 24,720
South32  34,421,864 93,821
Treasury Wine Estates  6,560,602 56,553
Worley  8,119,389 81,943
Total Australia (Cost
$402,400
)
483,179
AUSTRIA 1.2%
Common Stocks 1.2%
BAWAG Group  1,781,421 82,248
Erste Group Bank  1,833,844 46,493
Total Austria (Cost
$120,512
)
128,741
BELGIUM 0.5%
Common Stocks 0.5%
KBC Group  925,208 48,460
Total Belgium (Cost
$66,233
)
48,460
BRAZIL 0.4%
Common Stocks 0.4%
EDP  8,809,829 36,778
Total Brazil (Cost
$27,324
)
36,778
CANADA 3.8%
Common Stocks 3.8%
BRP  261,591 19,897
Definity Financial  1,174,197 33,835
Magna International (USD)  682,343 43,575
Manulife Financial  4,897,500 89,647
National Bank of Canada  908,700 63,759
Sun Life Financial  1,706,200 79,224
TC Energy  1,234,500 65,815
Total Canada (Cost
$311,108
)
395,752
T. ROWE PRICE International Value Equity Fund

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 2.0%
Common Stocks 1.4%
Baidu, ADR (USD) (1) 442,300 60,405
Fosun International (HKD)  36,903,500 29,075
JOYY, ADR (USD) (2) 871,806 22,571
Sinopharm Group, Class H (HKD)  8,018,000 18,371
Yangzijiang Shipbuilding Holdings (SGD)  31,681,200 21,359
151,781
Common Stocks - China A Shares 0.6%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  5,816,610 28,755
Huayu Automotive Systems, A Shares (CNH)  8,941,407 29,128
57,883
Total China (Cost
$358,008
)
209,664
DENMARK 0.6%
Common Stocks 0.6%
Carlsberg, Class B  483,736 62,567
Total Denmark (Cost
$58,781
)
62,567
FINLAND 1.7%
Common Stocks 1.7%
Kojamo  1,367,904 24,402
Metso Outotec  3,552,399 29,367
Sampo, Class A  2,834,629 122,464
Total Finland (Cost
$158,577
)
176,233
FRANCE 10.1%
Common Stocks 10.1%
Airbus  1,126,299 121,439
Alstom (2) 2,377,144 56,495
AXA  6,752,377 155,592
BNP Paribas  2,221,481 104,959
Dassault Aviation  379,583 54,289
Engie  7,696,101 95,219
Faurecia (1)(2) 1,865,132 33,712
Sanofi  1,807,337 179,602
Thales  410,028 50,991
TotalEnergies  3,961,364 202,336
Total France (Cost
$1,082,258
)
1,054,634

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 7.4%
Common Stocks 6.8%
Bayer  1,940,675 113,200
Covestro  1,785,826 60,228
Daimler Truck Holding (1) 2,159,589 59,011
Deutsche Post  1,644,450 65,679
Deutsche Telekom  4,439,322 84,343
Fresenius  1,844,842 47,208
GEA Group  1,246,596 46,532
HeidelbergCement  703,594 35,839
Mercedes-Benz Group  1,133,990 66,876
Siemens  962,149 107,322
Vonovia  840,469 28,004
714,242
Preferred Stocks 0.6%
Volkswagen  443,344 62,684
62,684
Total Germany (Cost
$943,996
)
776,926
HONG KONG 1.5%
Common Stocks 1.5%
CK Hutchison Holdings  7,916,500 52,512
Galaxy Entertainment Group  10,546,000 62,739
Hongkong Land Holdings (USD)  8,366,803 43,491
Total Hong Kong (Cost
$181,310
)
158,742
HUNGARY 0.3%
Common Stocks 0.3%
OTP Bank  1,413,384 29,178
Total Hungary (Cost
$52,816
)
29,178
INDIA 1.9%
Common Stocks 1.9%
ICICI Bank, ADR (USD)  3,037,213 63,113
Indus Towers  15,234,342 42,905
Petronet LNG  8,116,745 22,534
Shriram Transport Finance  3,806,409 66,737
Total India (Cost
$130,182
)
195,289

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 3.0%
Common Stocks 3.0%
Enel  19,433,923 97,972
Leonardo  5,872,289 55,003
Prysmian  1,733,804 55,129
Stellantis  4,343,685 62,391
UniCredit  4,036,186 39,917
Total Italy (Cost
$373,187
)
310,412
JAPAN 18.8%
Common Stocks 18.8%
Asahi Group Holdings  2,402,100 83,512
Asics  2,106,200 40,130
Astellas Pharma  6,843,000 107,171
Bridgestone  1,309,500 51,078
Dai-ichi Life Holdings  1,077,200 18,738
DIC  1,665,900 30,808
Fujitsu  880,300 118,015
Hitachi  2,667,600 135,055
Hitachi Metals (1) 3,572,900 54,940
MatsukiyoCocokara  1,753,600 66,208
Mitsubishi Electric  5,786,100 61,068
Mitsubishi Estate  3,847,800 57,146
Mitsubishi UFJ Financial Group  15,191,200 85,595
Mitsui Fudosan  3,313,900 74,064
Nippon Sanso Holdings  1,445,000 24,367
Nippon Shokubai  713,200 27,915
Nippon Steel  2,715,400 40,406
Nippon Telegraph & Telephone  6,130,500 175,121
NSK  4,095,600 22,936
ORIX  4,734,700 84,381
Otsuka Holdings  1,949,200 69,631
Persol Holdings  2,652,800 54,918
Sompo Holdings  1,654,400 73,838
Stanley Electric  1,751,600 30,780
Sumitomo  4,198,200 59,026
Taiheiyo Cement  2,082,300 31,241
Takeda Pharmaceutical  2,030,300 59,569
Tokyo Electron  240,400 82,744
Toyota Motor  9,460,800 153,559
Total Japan (Cost
$1,762,479
)
1,973,960

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 6.4%
Common Stocks 6.4%
AerCap Holdings (USD) (1) 1,422,801 63,827
Akzo Nobel  1,064,835 71,664
ASML Holding  205,953 118,373
ING Groep  17,815,262 173,055
Koninklijke DSM  278,372 44,581
Koninklijke Philips  3,907,101 80,862
Prosus  1,124,889 73,382
Signify  1,462,955 47,514
Total Netherlands (Cost
$693,529
)
673,258
PORTUGAL 0.8%
Common Stocks 0.8%
Banco Comercial Portugues, Class R  128,948,084 19,135
Galp Energia  6,489,203 68,497
Total Portugal (Cost
$124,984
)
87,632
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom, ADR (USD) (1)(3) 6,371,040 —
Total Russia (Cost
$54,960
)
—
SINGAPORE 0.9%
Common Stocks 0.9%
United Overseas Bank  4,656,836 92,910
Yangzijiang Financial Holding (1) 17,142,700 4,902
Total Singapore (Cost
$81,785
)
97,812
SOUTH KOREA 1.6%
Common Stocks 1.6%
KT  219,663 6,385
KT, ADR (USD)  3,482,724 50,151
Samsung Electronics  2,457,940 116,347
Total South Korea (Cost
$124,342
)
172,883

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 1.3%
Common Stocks 1.3%
Iberdrola  10,250,735 109,462
Indra Sistemas (2) 2,875,415 26,304
Total Spain (Cost
$100,786
)
135,766
SWEDEN 1.9%
Common Stocks 1.9%
LM Ericsson, Class B  12,304,984 93,595
Millicom International Cellular, SDR (1)(2) 2,521,780 39,653
Swedbank, Class A  5,011,245 69,406
Total Sweden (Cost
$251,327
)
202,654
SWITZERLAND 5.6%
Common Stocks 5.6%
Novartis  1,662,626 142,869
Roche Holding  717,487 238,209
UBS Group  5,222,138 85,331
Zurich Insurance Group  275,462 120,247
Total Switzerland (Cost
$429,579
)
586,656
TAIWAN 1.0%
Common Stocks 1.0%
Taiwan Semiconductor Manufacturing  6,144,000 105,367
Total Taiwan (Cost
$23,857
)
105,367
UNITED KINGDOM 19.1%
Common Stocks 19.1%
Amcor, CDI (AUD)  4,371,383 57,187
ASOS (1) 2,113,034 26,893
AstraZeneca, ADR (USD)  4,673,400 309,519
boohoo Group (1) 16,279,651 13,303
British American Tobacco  1,638,965 64,221
Burberry Group  2,763,291 60,747
Direct Line Insurance Group  16,609,545 41,683
Great Portland Estates  5,167,826 39,118
GSK, ADR (USD)  2,960,193 124,831
Haleon, ADR (USD) (1) 3,700,242 26,013
HSBC Holdings  14,554,135 91,167

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Imperial Brands  4,264,942 93,642
Informa (1) 7,097,873 51,620
InterContinental Hotels Group  969,624 57,475
Investec  5,986,560 32,385
Lloyds Banking Group  145,444,097 80,526
Mondi  1,584,270 30,065
Next  751,528 62,566
Playtech (1) 1,961,360 11,753
Prudential  6,004,467 74,061
Rolls-Royce Holdings (1) 65,005,174 71,047
Shell  5,548,597 148,016
Smiths Group  3,328,729 62,820
Standard Chartered  3,927,107 27,068
Taylor Wimpey  26,355,189 41,021
Unilever  2,925,363 142,474
Vodafone Group  52,059,824 76,718
WPP  8,097,060 87,387
Total United Kingdom (Cost
$2,128,174
)
2,005,326
UNITED STATES 0.5%
Common Stocks 0.5%
NXP Semiconductors  260,733 47,944
Total United States (Cost
$18,749
)
47,944
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 2.03% (4)(5) 251,997,178 251,997
Total Short-Term Investments (Cost $251,997) 251,997

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 2.03% (4)(5) 79,273,086 79,273
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 79,273
Total Securities Lending Collateral (Cost $79,273) 79,273
Total Investments in Securities 100.1%
(Cost $10,392,513) $ 10,487,083
Other Assets Less Liabilities (0.1)% (6,437)
Net Assets 100.0% $ 10,480,646
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 850++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 850+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 533,859  ¤  ¤ $ 331,270
T. Rowe Price Short-Term Fund 145,122  ¤  ¤ —
Total $ 331,270^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $850 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $331,270.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE International Value Equity Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F127-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 811,949 $ 9,281,180 $ — $ 10,093,129
Preferred Stocks — 62,684 — 62,684
Short-Term Investments 251,997 — — 251,997
Securities Lending Collateral 79,273 — — 79,273
Total $ 1,143,219 $ 9,343,864 $ — $ 10,487,083